ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT - Commitment to spend to benefit the Klondike Project (Details) (USD $)	Jun. 11, 2017	Jun. 11, 2016	Jun. 11, 2015	Jun. 11, 2014	Jun. 11, 2013
Business Combinations [Abstract]
Spent to benefit the Klondike Project	$ 200,000	$ 200,000	$ 200,000	$ 150,000	$ 100,000